Loans receivable (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Loan Receivable

	2025 $ 'millions	2024 $ 'millions
At Amortized cost
Current loans receivable
Advance for Sportsbook software	—	—
Other loans receivable	11	1
	11	1

Non-current loans receivable
Other loans receivable	1	—
Loan receivable advanced for corporate social responsibility	3	—
	4	—